Thacher Proffitt & Wood LLP Two World Financial Center New York, NY 10281 212.912.7400 Fax: 212.912.7751 www.tpw.com

November 17, 2006

By EDGAR

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Attention: Filing Desk

Citigroup Mortgage Loan Trust Inc. Registration Statement on Form S-3 relating to Mortgage Pass-Through Certificates and Mortgage-Backed Notes
Ladies and Gentlemen:

On behalf of Citigroup Mortgage Loan Trust Inc.(the “Registrant”), we have caused to be filed with you electronically under EDGAR, the captioned registration statement on Form S-3/A. In addition, we have been advised that payment of the filing fee, in the amount of $107.00 was previously paid to you.

The objective of the above-captioned Registration Statement is to respond to the SEC Comment Letter to Citigroup Mortgage Loan Trust, Inc. dated November 7, 2006. These comments and our corresponding responses may be found below. Please do not hesitate to contact us with any questions you may have.

General

1.
Please confirm that the depositor or any issuing entity previously established, directly or indirectly, by the depositor or any affiliate of the depositor has been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class. Please refer to General Instruction I.A.4 of Form S-3. Also, please provide us with the CIK codes for any affiliate of the depositor that has offered a class of asset-backed securities involving the same asset class as this offering.

We confirm that the depositor and any affiliates of the depositor have been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same or similar asset class. The relevant CIK codes for the affiliates of the depositor are listed below:

0001345792	0001352714	0001361097	0001370972	0001377118
0001345626	0001352710	0001363657	0001370805	0001378506
0001346230	0001357536	0001362803	0001371104
0001348366	0001356751	0001358895	0001374759
0001347143	0001357117	0001365053	0001375282
0001349855	0001356241	0001366142	0001375251

2.
Please confirm that all material terms to be included in the finalized agreements will also be disclosed in the final Rule 424(b) prospectus, or that finalized agreements will be filed simultaneously with or prior to the final prospectus. Refer to Item 1100(f) of Regulation AB.

We confirm that all material terms to be included in the finalized agreements will also be disclosed in the final Rule 424(b) prospectus, and that finalized agreements will be filed as soon as practicable following the closing of each transaction.

3.	Please confirm that you will file unqualified legal and tax opinions at the time of each takedown.

We confirm that we will file an unqualified legal and tax opinion at the time of each takedown.

4.
The cover page of your basic prospectus indicates that you may use several specific types of credit enhancement as well as “other types of credit support” and “cash flow agreements and other financial assets.” Please note that a takedown off of a shelf that involves assets, structural features, credit enhancement or other features that were not described in the base prospectus will usually require either a new registration statement, if to include additional assets, or a post-effective amendment. Refer to Rule 409 of the Securities Act, which requires that the registration statement be complete at the time of effectiveness, except for information that is not known or reasonably available. Please confirm for us that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown and revise to remove the catch-all language quoted above as well as any other similar language throughout the filing.

We confirm that the base prospectus includes all assets, credit enhancements and other structural features reasonably contemplated to be included in an actual takedown. Please see the revised language on the cover page of the base prospectus.

5.
Please revise throughout your filing to use the terminology set forth in Regulation AB. For example, we note that on the cover pages of your supplements and base prospectus, as well as throughout the summaries, you refer to “the trust” when it appears that you are referring to the issuing entity. Revise throughout as appropriate.

Please refer to the revised language on the cover page and throughout the base prospectus.

Prospectus Supplements

Cover Page

6.
Please revise the cover pages of your prospectus supplements to include all of the information required by Item 1102 of Regulation AB. For example, we note that neither cover page includes the statement required by Item 1102(d) of Regulation AB. Additionally, the cover page of your second prospectus supplement does not appear to name the sponsor or include information regarding the distribution frequency and first expected distribution date for the securities. Refer to paragraphs 9(a) and (g) of Item 1102 of Regulation AB.

Please refer to the revised disclosure on the cover page of the each related prospectus supplement.

Annex II

7.
We note that your first prospectus supplement includes a table entitled, “Historical Delinquency of the Mortgage Loans Since Origination.” Please revise this table to provide the information required by Item 1100(b) of Regulation AB. For example, instead of providing information regarding how many times a particular loan has been 30 days delinquent, revise to present delinquency information in 30 or 31 day increments beginning with assets that are 30 or 31 days delinquent, as applicable, through the point that assets are written off.

Please note that at the time of each takedown, no mortgage loans will be delinquent as of the closing date. The table in each prospectus supplement showing historical delinquencies shows the past delinquent history of each mortgage loan. If there were to be a mortgage loan delinquent as of the closing date, a proper chart and explanation would be included in each prospectus supplement.

If you require any additional information, please call the undersigned at 212.912.7550.

Very truly yours,

Mark A. Russo